Insurance-related accounts - Summary of Impact of Assumption Change (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Apr. 01, 2020	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Impact of Assumption Change [Line Items]
Impact on gains (losses)	¥ (11,064)	¥ 6,643	¥ 31,076
Impact on capital	(465,869)	18,087	477,642
Changes In Economic Asumptions
Disclosure of Impact of Assumption Change [Line Items]
Impact on gains (losses)	(14,048)	7,091	25,704
Impact on capital	(472,171)	16,874	467,478
Changes In Non Economic Assumptions
Disclosure of Impact of Assumption Change [Line Items]
Impact on gains (losses)	2,984	(448)	5,372
Impact on capital	¥ 6,302	¥ 1,213	¥ 10,164